Provisions and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Breakdown of provisions by nature

The table below shows the breakdown of provisions by nature and their changes:

Provisions	Balance as of 12/31/2022	Additions	Reversals	Payments	Interest	Acquisition of subsidiary (i)	Balance as of 12/31/2023
IRPJ and CSLL (a.1)	559,217	14,597	(6,717)	‐	69,070	‐	636,167
Tax	68,434	46,743	(21,148)	(14,747)	27,101	789	107,172
Civil, environmental and regulatory claims	93,416	124,857	(29,402)	(39,071)	‐	458	150,258
Labor litigation	73,172	27,333	(27,308)	(16,310)	2,257	‐	59,144
Provision for indemnities (a.2)	150,820	32,691	(7,969)	‐	28,238	‐	203,780
Others	95,113	47,329	(8,031)	‐	13,198	‐	147,609
Total	1,040,172	293,550	(100,575)	(70,128)	139,864	1,247	1,304,130
Current	22,837						45,828
Non-current	1,017,335						1,258,302

(i) For further information, see Note 28.

Provisions	Balance as of 12/31/2021	Additions	Reversals	Payments	Interest	Balance as of 12/31/2022
IRPJ and CSLL (a.1)	552,172	7,154	(36,683)	‐	36,574	559,217
Tax	84,155	35,238	(14,907)	(38,097)	2,045	68,434
Civil, environmental and regulatory claims	108,761	18,326	(9,980)	(23,700)	9	93,416
Labor litigation	95,460	22,663	(22,387)	(23,142)	578	73,172
Provision for indemnities (a.2)	‐	150,820	‐	‐	‐	150,820
Others	91,637	4,812	(3,850)	-	2,514	95,113
Total	932,185	239,013	(87,807)	(84,939)	41,720	1,040,172
Current	119,942					22,837
Non-current	812,243					1,017,335

Provisions	Balance on 12/31/2020	Additions	Reversals	Payments	Interest	Reclassification to liabilities held for sale (i)	Balance as of 12/31/2021
IRPJ and CSLL	547,862	-	(6,966)	-	11,276	-	552,172
Tax	108,568	58,839	(83,536)	-	284	-	84,155
Civil, environmental, and regulatory claims	57,772	87,066	(9,702)	(8,116)	724	(18,983)	108,761
Labor litigation	90,675	42,826	(4,432)	(17,068)	2,620	(19,161)	95,460
Others	93,168	63	(1,457)	-	704	(841)	91,637
Total	898,045	188,794	(106,093)	(25,184)	15,608	(38,985)	932,185
Current	43,660						119,942
Non-current	854,385						812,243

(i) For further information see Note 29.

Balances of escrow deposits	Balances of escrow deposits are as follows:
	12/31/2023	12/31/2022
Tax	856,830	790,979
Labor	37,715	42,624
Civil and others	138,172	112,780
	1,032,717	946,383